Intangible Assets Including Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets Including Goodwill
Intangible asset balances by major asset class

($ in millions)
	Gross Carrying	Accumulated	Net Carrying
At December 31, 2020:	Amount	Amortization	Amount	*
Intangible asset class
Capitalized software	$1,777	$(814)	$963
Client relationships	8,838	(2,056)	6,783
Completed technology	5,957	(1,671)	4,286
Patents/trademarks	2,246	(499)	1,747
Other**	56	(39)	16
Total	$18,874	$(5,079)	$13,796

*	Includes an increase in net intangible asset balance of $279 million due to foreign currency translation.
**	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

($ in millions)
	Gross Carrying	Accumulated	Net Carrying
At December 31, 2019:	Amount	Amortization	Amount	*
Intangible asset class
Capitalized software	$1,749	$(743)	$1,006
Client relationships	8,921	(1,433)	7,488
Completed technology	6,261	(1,400)	4,861
Patents/trademarks	2,301	(445)	1,856
Other**	56	(31)	24
Total	$19,287	$(4,052)	$15,235

*	Includes a decrease in net intangible asset balance of $42 million due to foreign currency translation.
**	Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

Intangible assets, future amortization expense

	Capitalized	Acquired
($ in millions)	Software	Intangibles	Total
2021	$544	$1,809	$2,353
2022	305	1,746	2,051
2023	114	1,432	1,546
2024	0	1,382	1,383
2025	—	1,364	1,364
Thereafter	—	5,099	5,099

Changes in goodwill balances by reportable segment

($ in millions)
					Foreign
					Currency
			Purchase		Translation
	Balance at	Goodwill	Price		and Other		Balance at
Segment	January 1, 2020	Additions	Adjustments	Divestitures	Adjustments	**	December 31, 2020
Cloud & Cognitive Software	$43,037	$362	$(139)	$—	$675		$43,934
Global Business Services	5,775	205	—	—	165		6,145
Global Technology Services	7,141	—	—	—	104		7,245
Systems	2,270	8	—	—	15		2,293
Total	$58,222	$575	$(139)	$—	$960		$59,617

($ in millions)
					Foreign
					Currency
			Purchase		Translation
	Balance at	Goodwill	Price		and Other		Balance at
Segment	January 1, 2019	Additions	Adjustments	Divestitures	Adjustments	**	December 31, 2019
Cloud & Cognitive Software*	$24,463	$18,399	$133	$—	$41		$43,037
Global Business Services	4,711	1,059	1	(1)	5		5,775
Global Technology Services	3,988	3,119	—	—	34		7,141
Systems	1,847	525	(110)	—	7		2,270
Other—divested businesses*	1,256	—	—	(1,256)	—		—
Total	$36,265	$23,102	$24	$(1,257)	$87		$58,222

*	Recast to conform to 2020 presentation.
**	Primarily driven by foreign currency translation.